Fair Value of Financial Instruments (Details) - Schedule of fair value of the warrant liability is classified as Level 1 and Level 3 - Level 3 [Member]	12 Months Ended
Jul. 03, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term in years	4 years 5 months 12 days
Expected volatility	55.00%
Risk-free interest rate	2.87%
Stock price (in Dollars per share)	$ 11
Dividend yield